ICA File Number:  811-3946
UBS Managed Municipal Trust
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 6/30
Reporting Period: 07/01/2003 - 06/30/2004



================UBS RMA California Municipal Money Market Fund==================

Invests exclusviely in non-voting securities



================UBS RMA New York Municipal Money Market Fund====================

Invests exclusively in non-voting securities


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust


By:______/s/ Joseph Varnas_____________
   Joseph Varnas
   President


Date: 8/27/04